Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2020
Receivables [Abstract]
Schedule of accounts receivable
	As of March 31,
	2020	2019

Accounts receivable – third parties	$3,439,799	$4,037,208
Accounts receivable – related parties	483,628	210,268
Total accounts receivable, gross	3,923,427	4,247,476
Less: allowance for doubtful accounts	(103,990)	(66,917)
Accounts receivable, net	$3,819,437	$4,180,559